UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Short-Term Variable Rate Municipal Obligations (83.7%)
	Alabama
$30,000	Southeast Alabama Gas District, Supply Ser 2007 A	0.30%	10/01/09	$30,000,000

	Alaska
	Alaska Housing Finance Corp.,
9,000	Home Mortgage Ser 2009 A	0.30	10/07/09	9,000,000
45,000	Home Mortgage Ser 2009 B	0.35	10/07/09	45,000,000

	Arizona
12,600	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.65	10/07/09	12,600,000
10,545	Austin Trust, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008-1097	0.40	10/07/09	10,545,000
2,000	Yavapai County Industrial Development Authority, Northern Arizona Healthcare System Ser 2008 B	0.35	10/07/09	2,000,000

	California
50,000	California Department of Water Resources, Power Supply Ser 2002 C Subser C-9	0.40	10/07/09	50,000,000
9,120	California Statewide Communities Development Authority, SWEEP Loan Program Ser 2007 A	0.27	10/07/09	9,120,000
30,000	San Francisco City & County Airports Commission, 2009 Second Ser 36-A	0.20	10/07/09	30,000,000

	Colorado
8,780	Aurora, The Children’s Hospital Association Ser 2008 C	0.30	10/07/09	8,780,000
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	0.40	10/07/09	12,000,000
7,645	City of Colorado Springs, Colorado College Ser 2004	0.32	10/07/09	7,645,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	0.32	10/07/09	6,255,000
	Colorado Health Facilities Authority,
36,925	Catholic Health Initiatives Ser 2004 B-4	0.30	10/07/09	36,925,000
1,860	Evangelical Lutheran Good Samaritan Society Ser 2008	0.35	10/07/09	1,860,000
13,120	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	0.47	10/07/09	13,120,000

	Connecticut
41,300	Connecticut Health & Educational Facilities Authority, Yale University Ser U-1	0.25	10/07/09	41,300,000

	Delaware
	Delaware State Health Facilities Authority,
16,900	Christiana Care Health Services Ser 2008 A	0.27	10/01/09	16,900,000
5,000	Christiana Care Health Services Ser 2008 B	0.29	10/07/09	5,000,000
8,170	New Castle County, University Courtyard Apartments Ser 2005	0.32	10/07/09	8,170,000

	District of Columbia
13,900	District of Columbia, Washington Drama Society Ser 2008	0.30	10/07/09	13,900,000
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (FSA Insd)	0.45	10/07/09	5,935,000

	Florida
	BB&T Municipal Trust,
23,730	Seminole County Water & Sewer Floater Certificates Ser 45	0.32	10/07/09	23,730,000
10,000	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.32	10/07/09	10,000,000
12,600	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 C	0.23	10/07/09	12,600,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.36	10/07/09	16,000,000
9,035	Florida State Department of Transportation, Ser 2008 A PUTTERs Ser 2514	0.33	10/07/09	9,035,000
61,160	Gainesville, Utilities System 2007 Ser A	0.25	10/07/09	61,159,747

$4,660	Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.38%	10/07/09	$4,660,000
29,000	Lakeland, Energy System Ser 2008 A	0.25	10/07/09	29,000,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC Insd)	0.38	10/07/09	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.30	10/07/09	17,025,000
2,000	Orange County Health Facilities Authority, Orlando Regional Healthcare System Ser 2008 E	0.32	10/07/09	2,000,000
30,090	Orlando & Orange County Expressway Authority, Ser 2007 A Eagle #20070107 Class A (FSA Insd)	0.38	10/07/09	30,090,000
87,800	Orlando Utilities Commission, Utility System Ser 2008	0.20	10/07/09	87,800,000
5,000	Pinellas County Health Facilities, Baycare Health System Ser 2009 A-2	0.30	10/07/09	5,000,000

	Georgia
6,000	Barclays Capital Municipal Trust Receipts, Metropolitan Atlanta Rapid Transit Authority Ser 2007 B Floater-TRs Ser 23B (FSA Insd)	0.35	10/07/09	6,000,000
73,870	De Kalb Private Hospital Authority, Children’s Healthcare of Atlanta Ser 2008	0.30	10/07/09	73,870,000
14,795	Fulton County Development Authority, Children’s Healthcare of Atlanta Ser 2008	0.30	10/07/09	14,795,000
23,598	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.30	10/07/09	23,598,000
35,200	Monroe County Development Authority, Georgia Power Co Scherer Plant Second Ser 2009	0.33	10/01/09	35,200,000
36,500	Municipal Electric Authority of Georgia, General Sub Ser 1985 C	0.39	10/01/09	36,500,000
30,000	Private Colleges & Universities Authority, Emory University 2005 Ser B-2	0.30	10/07/09	30,000,000

	Illinois
	Chicago Board of Education,
5,000	Ser 2009 A-1	0.30	10/07/09	5,000,000
5,900	Ser 2009 A-2	0.35	10/07/09	5,900,000
16,100	Chicago Transit Authority, Ser 2008 A (COPs) ROCs II-R Ser 11551 (AGC Insd)	0.50	10/07/09	16,100,000
	City of Chicago,
20,000	Refg Ser 2007 E	0.28	10/01/09	20,000,000
25,000	Refg Ser 2007 F	0.27	10/01/09	25,000,000
14,700	Second Lien Wastewater Transmission Subser 2008 C-1	0.35	10/01/09	14,700,000
151,800	County of Cook, Ser 2002 B	0.36	10/07/09	151,800,000
	Illinois Development Finance Authority,
800	Museum of Contemporary Art Ser 1994	0.37	10/07/09	800,000
2,600	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.37	10/07/09	2,600,000
	Illinois Finance Authority,
36,450	Advocate Health Care Network Ser 2008 Subser B-4	0.26	10/07/09	36,450,000
129,900	Advocate Health Care Network Ser 2008 Subser C-1	0.26	10/07/09	129,900,000
22,300	Advocate Health Care Network Ser 2008 Subser C-2B	0.26	10/07/09	22,300,000
5,325	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	0.40	10/07/09	5,325,000
11,870	Dominican University Ser 2006	0.37	10/07/09	11,870,000
5,470	Northwest Community Hospital Ser 2008 B	0.30	10/07/09	5,470,000
22,010	Resurrection Health Care System Ser 2005 C	0.37	10/07/09	22,010,000

	Indiana
50,000	County of St Joseph, University of Notre Dame du Lac Ser 2007	0.30	10/07/09	50,000,000
	Indiana Finance Authority,
30,000	Ascension Health Ser 2008 E-2	0.22	10/07/09	30,000,000
10,655	Parkview Health System Ser 2009 C	0.25	10/07/09	10,655,000
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.29	10/07/09	11,500,000
1,600	Sisters of St Francis Health Services Inc Ser 2008 I	0.24	10/07/09	1,600,000
3,000	Sisters of St Francis Health Services Inc Ser 2008 J	0.30	10/07/09	3,000,000
32,700	Trinity Health Ser 2008 D-1	0.35	10/07/09	32,700,000

$25,000	Trinity Health Ser 2008 D-2	0.35%	10/07/09	$25,000,000

	Iowa
	Iowa Finance Authority,
17,300	CHF-Des Moines LLC Ser 2007 A	0.37	10/07/09	17,300,000
9,225	Northcrest Inc Ser 2006	0.33	10/07/09	9,225,000

	Kansas
	Kansas State Department of Transportation,
25,000	Highway Ser 2002 B-1	0.35	10/07/09	25,000,000
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (FSA Insd)	0.33	10/07/09	3,840,000
32,250	Highway Ser 2008 A-4	0.27	10/07/09	32,250,000

	Kentucky
6,650	City of Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC Insd)	0.43	10/07/09	6,650,000
270,041	Kentucky Public Energy Authority Inc., Gas Supply Ser 2006 A	0.30	10/01/09	270,041,000

	Louisiana
8,600	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge Ser 2007 A	0.43	10/07/09	8,600,000

	Maine
18,700	Maine Health & Higher Educational Facilities Authority, Bowdoin College Ser 2008	0.27	10/07/09	18,700,000

	Maryland
40,900	Maryland Economic Development Corporation,, Howard Hughes Medical Institute Ser 2008 A	0.24	10/07/09	40,900,000
	Maryland Health & Higher Educational Facilities Authority,
8,500	Catholic Health Initiatives Ser 1997 B	0.27	10/07/09	8,500,000
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	0.50	10/07/09	7,125,000
22,370	Loyola College In Maryland Ser 2008	0.32	10/07/09	22,370,000

	Massachusetts
25,995	Commonwealth of Massachusetts, Refg 1998 Ser A	0.32	10/07/09	25,995,000
27,720	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-1	0.25	10/07/09	27,720,000
	Massachusetts Development Finance Agency,
5,600	Cushing Academy Ser 2004	0.32	10/07/09	5,600,000
7,500	Phillips Academy Ser 2003	0.30	10/07/09	7,500,000
	Massachusetts Health & Educational Facilities Authority,
10,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.36	10/07/09	10,000,000
50,000	Massachusetts Institute of Technology Ser J-1	0.30	10/07/09	50,000,000
30,000	Partners HealthCare System Inc 2003 Ser D-2	0.30	10/07/09	30,000,000
40,000	University of Massachusetts Building Authority, Ser 2008-1	0.33	10/07/09	40,000,000

	Michigan
	Kent Hospital Finance Authority,
22,555	Metropolitan Hospital Ser 2005 B	0.35	10/07/09	22,555,000
23,000	Spectrum Health Ser 2008 B-3	0.22	10/07/09	23,000,000
	Michigan State Hospital Finance Authority,
10,000	Ascension Health Ser 2008 B-2	0.22	10/07/09	10,000,000
20,500	Ascension Health Ser 2008 B-4	0.22	10/07/09	20,500,000
38,500	Ascension Health Ser 2008 B-6	0.22	10/07/09	38,500,000
24,610	Trinity Health Credit Group Ser 2005 F	0.35	10/07/09	24,610,000
5,105	Trinity Health Credit Group Ser 2006 A	0.33	10/07/09	5,105,000
32,235	Michigan State University, Ser 2003 A	0.23	10/07/09	32,235,000
10,560	Milan Area Schools, Refg Ser 2002	0.35	10/07/09	10,560,000
	University of Michigan Regents,
30,800	General Ser 2008 B	0.27	10/07/09	30,800,000
29,100	Hospital Ser 2007 B	0.30	10/07/09	29,100,000

	Minnesota
	City of Minneapolis,
$5,800	Fairview Health Services Ser 2008 C	0.22%	10/07/09	$5,800,000
2,425	Fairview Health Services Ser 2008 D	0.30	10/07/09	2,425,000
	City of Rochester,
70,200	Health Care Facilities Mayo Clinic Ser 2008 A	0.28	10/07/09	70,200,000
64,400	Health Care Facilities Mayo Foundation Ser 2002 A	0.33	10/07/09	64,400,000
39,000	Health Care Facilities Mayo Foundation Ser 2002 B	0.33	10/07/09	39,000,000
36,000	City of St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	0.35	10/07/09	36,000,000
11,700	Minneapolis & St Paul Housing & Redevelopment Authority, Allina Health System Ser 2007 C-2	0.29	10/07/09	11,700,000

	Mississippi
35,000	County of Perry, Leaf River Forest Products Inc Ser 2002	0.36	10/07/09	35,000,000
9,000	Mississippi Business Finance Corporation, Petal Gas Storage LLC Ser 2007	0.30	10/07/09	9,000,000
20,390	Mississippi Development Bank, Walnut Grove Youth Correctional Facility Ser 2008 A	0.35	10/07/09	20,390,000

	Missouri
2,000	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.35	10/07/09	2,000,000
14,800	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2006 B	0.37	10/07/09	14,800,000
	MIssouri Health & Educational Facilities Authority,
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.33	10/07/09	7,955,000
28,100	BJC Health System Ser 2008 B	0.35	10/07/09	28,100,000
73,700	BJC Health System Ser 2008 D	0.30	10/07/09	73,700,000
30,000	Sisters of Mercy Health System Ser 2008 D	0.38	10/07/09	30,000,000
35,800	Sisters of Mercy Health System Ser 2008 E	0.38	10/07/09	35,800,000
16,700	Sisters of Mercy Health System Ser 2008 F	0.26	10/07/09	16,700,000

	Nebraska
31,000	American Public Energy Agency, Gas Supply Ser 2005 A	0.31	10/07/09	31,000,000
43,000	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.40	10/07/09	43,000,000

	Nevada
8,165	City of Reno, Renown Regional Medical Center Ser 2009 A	0.25	10/07/09	8,165,000

	New Hampshire
16,375	New Hampshire Health & Education Facilities Authority, LRGHealthcare Ser 2006 B	0.40	10/07/09	16,375,000

	New Mexico
12,000	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-2	0.38	10/07/09	12,000,000
14,875	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.30	10/07/09	14,875,000

	New York
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	0.43	10/07/09	15,260,000
7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (FSA Insd)	0.43	10/07/09	7,250,000
10,360	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.30	10/07/09	10,360,000
	City of New York,
20,200	Fiscal 2004 Ser A Subser A-5	0.27	10/07/09	20,200,000
2,500	Fiscal 2005 Ser O ROCs II-R Ser 11685	0.36	10/07/09	2,500,000
	Metropolitan Transportation Authority,
63,825	Ser 2002 G Subser G-1	0.25	10/07/09	63,825,000
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	0.38	10/07/09	24,445,000

	New York City Municipal Water Finance Authority,
$10,000	Second General Fiscal 2007 Ser CC-1 New York City Municipal Water Finance Authority	0.30%	10/01/09	$10,000,000
13,405	Water & Sewer System PUTTERs Ser 3092	0.31	10/07/09	13,405,000
1,720	New York State Dormitory Authority, Pratt Institute Ser 2009 B	0.30	10/07/09	1,720,000
13,330	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	0.31	10/07/09	13,330,000
	Triborough Bridge & Tunnel Authority,
21,670	Ser 2005 B-4	0.40	10/07/09	21,670,000
3,000	Ser 2008 D ROCs II-R Ser 11590 (BHAC Insd)	0.36	10/07/09	3,000,000

	North Carolina
39,285	City of Winston-Salem, Water & Sewer System Ser 2007 B	0.24	10/07/09	39,285,000
10,000	County of Guilford, Ser 2007 B	0.33	10/07/09	10,000,000
	County of New Hanover,
5,000	New Hanover Regional Medical Center Ser 2008 A	0.38	10/07/09	5,000,000
3,000	New Hanover Regional Medical Center Ser 2008 B	0.28	10/07/09	3,000,000
	North Carolina Medical Care Commission,
20,150	Duke University Health System Ser 2005 A	0.29	10/07/09	20,150,000
20,000	FirstHealth of the Carolinas Ser 2008 A	0.26	10/07/09	20,000,000
10,000	FirstHealth of the Carolinas Ser 2008 B	0.34	10/07/09	10,000,000
26,000	Novant Health Ser 2008 B	0.30	10/07/09	26,000,000
48,920	Novant Health Ser 2008 C	0.36	10/07/09	48,920,000
3,500	United Church Homes & Services Ser 2007	0.34	10/07/09	3,500,000
	State of North Carolina,
61,975	Ser 2002 D	0.28	10/07/09	61,975,000
37,285	Ser 2002 E	0.23	10/07/09	37,285,000
32,195	Ser 2002 F	0.30	10/07/09	32,195,000
30,000	Ser 2002 G	0.28	10/07/09	30,000,000

	Ohio
6,500	City of Cleveland, Water 2009 Ser R	0.28	10/07/09	6,500,000
	City of Columbus,
14,200	Sewer Ser 2008 B	0.30	10/07/09	14,200,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.33	10/07/09	1,400,000
	County of Franklin,
27,400	OhioHealth Corp Ser 2008 A	0.30	10/07/09	27,400,000
27,800	OhioHealth Corp Ser 2009 B	0.30	10/07/09	27,800,000
	County of Montgomery,
15,000	Catholic Health Initiatives Ser 2006 B-1	0.30	10/07/09	15,000,000
13,000	Catholic Health Initiatives Ser 2006 B-2	0.30	10/07/09	13,000,000
	Ohio State University,
30,000	General Receipts Ser 2001	0.30	10/07/09	30,000,000
100	General Receipts Ser 2005 B	0.30	10/07/09	100,000
42,800	Ohio Water Development Authority, FirstEnergy Nuclear Generation Corp Ser 2006-B	0.32	10/01/09	42,800,000

	Oklahoma
20,000	Oklahoma Turnpike Authority, Second Senior Ser 2006 C	0.35	10/07/09	20,000,000

	Oregon
35,295	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	0.34	10/07/09	35,295,000
	Oregon State Facilities Authority,
29,415	Lewis & Clark College Ser 2008 A	0.39	10/07/09	29,415,000
16,450	PeaceHealth Ser 2008 A	0.30	10/07/09	16,450,000
14,875	PeaceHealth Ser 2008 B	0.30	10/07/09	14,875,000

	Pennsylvania
	Allegheny County Higher Education Building Authority,
39,240	Carnegie Mellon University Ser 1998	0.29	10/01/09	39,240,000
17,200	Carnegie Mellon University Ser 2008 A	0.29	10/01/09	17,200,000
10,000	Berks County Municipal Authority, Reading Hospital & Medical Center Ser 2009 A-5	0.67	01/14/10	10,000,000

	Bucks County Industrial Development Authority,
$3,945	Grand View Hospital Ser 2008 A	0.32%	10/07/09	$3,945,000
4,875	Grand View Hospital Ser 2008 B	0.29	10/07/09	4,875,000
1,100	Pennswood Village Ser 2007 A	0.40	10/07/09	1,100,000
28,695	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	0.33	10/07/09	28,695,000
6,050	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.31	10/07/09	6,050,000
31,870	Pennsylvania Housing Finance Agency, Rental Housing Ser 2008 D	0.35	10/07/09	31,870,000
	Pennsylvania Turnpike Commission,
55,790	2008 Ser A-2	0.32	10/07/09	55,790,000
30,000	Ser 2008 B-1	0.35	10/07/09	30,000,000
30,000	Ser 2008 B-2	0.29	10/07/09	30,000,000
37,975	Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Ser 2008 A	0.27	10/01/09	37,975,000
	RBC Municipal Products Inc Trust,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2008 Floater Certificates Ser E-11	0.42	10/07/09	8,000,000
7,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.42	10/07/09	7,000,000
6,360	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.36	10/07/09	6,360,000
8,405	Washington County Authority, Girard Estate Ser 1999	0.40	10/07/09	8,405,000

	South Carolina
39,700	City of Columbia, Waterworks & Sewer System Ser 2009	0.40	10/01/09	39,700,000
10,230	South Carolina Educational Facilities Authority, Charleston Southern University Ser 2003	0.37	10/07/09	10,230,000
	South Carolina Jobs-Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.24	10/07/09	1,000,000
2,000	Anmed Health Ser 2009 C	0.24	10/07/09	2,000,000
20,125	Spartanburg County Regional Health Services District, Hospital Ser 2008-B (AGC Insd)	0.32	10/07/09	20,125,000

	South Dakota
18,875	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.30	10/07/09	18,875,000

	Tennessee
4,000	Franklin County Health & Educational Facilities Board, University of the South Ser 1998 B	0.50	10/07/09	4,000,000
	Montgomery County Public Building Authority,
8,475	Pooled Financing Ser 1997	0.37	10/07/09	8,475,000
18,675	Pooled Financing Ser 1999	0.37	10/07/09	18,675,000
23,500	Sevier County Public Building Authority, Local Government Public Improvement Ser 6 A-1	0.34	10/07/09	23,500,000
	Shelby County Health Educational & Housing Facilities Board,
18,000	Baptist Memorial Health Care Ser 2004 A	0.50	10/22/09	18,000,000
49,000	Methodist Le Bonheur Healthcare Ser 2008 A	0.30	10/07/09	49,000,000
1,600	Trezevant Manor Ser 2007 A	0.40	10/07/09	1,600,000

	Texas
	Austin Trust,
16,500	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.40	10/07/09	16,500,000
15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	0.40	10/07/09	15,000,000
16,995	Red River Education Finance Corp St Marks School Ser 2007 Custody Receipts Ser 2007-334	0.40	10/07/09	16,995,000
10,570	Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.40	10/07/09	10,570,000

$31,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.40%	10/07/09	$31,000,000
10,035	City of Houston, Water & Sewer System Ser 2002 A PUTTERs Ser 2786 (FSA Insd) (Prerefunded)	0.45	10/07/09	10,035,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.36	10/07/09	5,200,000
11,500	El Paso Health Facilities Development Corporation,, Bienvivir Senior Health Services Ser 2007	0.43	10/07/09	11,500,000
	Harris County Cultural Education Facilities Finance Corp.,
20,400	Methodist Hospital System Ser 2008 C-2	0.27	10/01/09	20,400,000
20,100	Methodist Hospital System Ser 2009 C-2	0.27	10/01/09	20,100,000
15,200	Harris County Industrial Development Corp., Baytank Inc Ser 1998	0.37	10/07/09	15,200,000
32,905	North Central Texas Health Facility Development Corporation, Baylor Health Care System Ser 2006 A	0.24	10/07/09	32,905,000
	Tarrant County Cultural Education Facilities Finance Corporation,
40,975	Scott White Memorial Hospital Ser 2008	0.36	10/07/09	40,975,000
21,225	Texas Health Resources System Ser 2008 B	0.23	10/07/09	21,225,000
40,000	Travis County Health Facilities Development Corporation,, Longhorn Village Ser 2008 B	0.35	10/07/09	40,000,000
	University of Texas Regents,
40,500	Financing System Ser 2008 B	0.25	10/07/09	40,500,000
161,450	Financing System Ser 2008 B	0.30	10/07/09	161,450,000
29,000	Permanent University Fund Ser 2008 A	0.25	10/07/09	29,000,000

	Utah
58,500	Central Utah Water Conservancy District, Ser 2008 A	0.42	10/07/09	58,500,000
	City of Murray,
43,500	IHC Health Services Inc Ser 2003 A	0.30	10/07/09	43,500,000
69,950	IHC Health Services Inc Ser 2003 B	0.30	10/07/09	69,950,000
20,100	IHC Health Services Inc Ser 2005 D	0.27	10/01/09	20,100,000
34,900	Utah Water Finance Agency, Ser 2008 B-2	0.37	10/07/09	34,900,000

	Virginia
	Fairfax County Industrial Development Authority,
3,000	Inova Health System Foundation Ser 1988 A	0.23	10/07/09	3,000,000
6,000	Inova Health System Foundation Ser 1998 B	0.23	10/07/09	6,000,000
48,800	Inova Health System Foundation Ser 2000	0.23	10/07/09	48,800,000
33,820	Stafford County & Staunton Industrial Development Authority, VML/VACo Direct Loan Ser 2008 B-1	0.37	10/07/09	33,820,000

	Washington
1,000	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.35	10/07/09	1,000,000
43,000	County of King, Sewer Ser 2007 Eagle #20070084 Class A (FSA Insd)	0.38	10/07/09	43,000,000
9,675	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.31	10/07/09	9,675,000
15,200	State of Washington, Ser VR-96 B	0.30	10/07/09	15,200,000
	Washington Health Care Facilities Authority,
10,225	PeaceHealth Ser 2008 B	0.30	10/07/09	10,225,000
32,025	Swedish Health Services Ser 2006	0.37	10/07/09	32,025,000
7,720	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.34	10/07/09	7,720,000

	Wisconsin
3,000	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.35	10/07/09	3,000,000
3,375	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.40	10/07/09	3,375,000

$28,300	Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee Ser 2007	0.37%	10/07/09	$28,300,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $5,526,303,747)			5,526,303,747

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
	Tax-Exempt Commercial Paper (8.1%)
	California
21,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E	0.38%	10/15/09	0.38%	21,000,000
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 B-5	0.30	10/09/09	0.30	22,000,000
	San Francisco County Transportation Authority,
20,000	2004 Ser B	0.38	11/12/09	0.38	20,000,000
25,150	2004 Ser B	0.38	11/19/09	0.38	25,150,000
42,000	San Gabriel Valley Council of Governments, Alameda Corridor East GANs	0.25	10/07/09	0.25	42,000,000

	Colorado
25,000	Regional Transportation District, Sub Lien Sales Tax Ser 2001 A	0.35	11/02/09	0.35	25,000,000

	Florida
	City of Jacksonville,
28,220	Ser A	0.55	10/28/09	0.55	28,220,000
30,000	Ser A	0.49	10/28/09	0.49	30,000,000
35,940	Florida Municipal Power Agency, Ser A	0.30	10/07/09	0.30	35,940,000

	Illinois
25,000	Illinois Finance Authority, Hospital Sisters Services Ser 2008 A	0.45	11/05/09	0.45	25,000,000

	Maryland
10,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital Ser 2004 B	0.32	10/15/09	0.32	10,000,000

	Massachusetts
15,000	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	0.35	11/30/09	0.35	15,000,000

	Nevada
20,000	Las Vegas Valley Water District, Water Ser 2004 B	0.30	10/07/09	0.30	20,000,000

	New York
89,000	New York City Municipal Water Finance Authority, Ser 6	0.30	10/07/09	0.30	89,000,000

	Texas
19,000	City of Houston, Ser E-1	0.35	12/08/09	0.35	19,000,000
	Harris County Cultural Education Facilities Finance Corporation,
6,000	Methodist Hospital System Ser 2009 C-1	0.43	10/07/09	0.43	6,000,000
9,000	Methodist Hospital System Ser 2009 C-1	0.45	11/04/09	0.45	9,000,000
6,000	Methodist Hospital System Ser 2009 C-1	0.30	11/17/09	0.30	6,000,000
20,000	Methodist Hospital System Ser 2009 C-1	0.48	12/02/09	0.48	20,000,000
14,000	Methodist Hospital System Ser 2009 C-1	0.55	01/28/10	0.55	14,000,000
20,000	Methodist Hospital System Ser 2009 C-1	0.55	02/25/10	0.55	20,000,000

	Washington
$35,000	King County, Sewer Ser A	0.40%	10/27/09	0.40%	$35,000,000

	Total Tax-Exempt Commercial Paper (Cost $537,310,000)				537,310,000

	Short-Term Municipal Notes and Bonds (7.3%)
	Connecticut
	City of Hartford,
2,500	Ser 2009 BANs, dtd 09/30/09	2.25	04/15/10	0.55	2,522,833
6,000	Ser 2009 GANs, dtd 09/30/09	2.00	04/15/10	0.55	6,046,742

	Illinois
15,000	Cook County School District No 99, Cicero Alternate Revenue Source Ser 2009 B, dtd 07/08/09	2.00	02/01/10	0.75	15,000,000

	Indiana
31,000	Indiana Bond Bank, Midyear Funding Notes Ser 2009 A, dtd 06/25/09	2.00	01/06/10	0.55	31,118,275

	Massachusetts
6,000	Merrimack Valley Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.25	06/25/10	1.49	6,032,832
20,000	Pioneer Valley Transit Authority, Ser 2009 RANs, dtd 07/30/09	2.25	07/29/10	1.67	20,093,939
8,000	Wachusett Regional School District, Ser 2009 RANs, dtd 07/02/09	1.50	11/01/09	0.80	8,004,675
12,000	Worcester Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.00	06/25/10	1.50	12,043,219

	Michigan
18,000	Michigan Municipal Bond Authority, State Aid Ser 2009 C-3, dtd 08/20/09	2.50	08/20/10	0.85	18,260,595

	New York
5,500	Board of Cooperative Educational Services, Suffolk County, Suffolk County First Supervisory District Ser 2009 RANs, dtd 07/02/09	2.00	06/25/10	1.21	5,531,380
10,000	Cattaraugus-Little Valley Central School District, Ser 2009 B BANs, dtd 07/30/09	2.25	07/30/10	1.37	10,071,818
10,000	City of Syracuse, Ser 2009 A RANs, dtd 09/09/09	2.00	06/30/10	1.18	10,060,691
2,750	Downsville Central School District, Ser 2009 BANs, dtd 07/15/09	2.75	07/15/10	1.45	2,777,699
6,000	Forestville Central School District, Ser 2009 BANs, dtd 07/16/09	2.00	07/15/10	1.21	6,036,805
25,000	Greater Southern Tier Board of Cooperative Educational Services District, Supervisory District Ser 2009 RANs, dtd 09/22/09	2.00	06/30/10	1.21	25,146,164
8,000	Hartford Central School District, Ser 2009 BANs, dtd 06/19/09	2.50	06/18/10	2.00	8,006,566
4,000	Holland Patent Central School District, Ser 2009 BANs, dtd 06/25/09	2.00	06/25/10	1.20	4,005,279
6,000	Lansingburgh Central School District of Troy, Central School District Ser 2009 BANs, dtd 07/07/09	2.00	06/23/10	1.21	6,007,818
6,000	Lewiston-Porter Central School District, Ser 2009 BANs, dtd 07/30/09	2.25	07/29/10	1.33	6,044,902
10,000	Mineola Union Free School District, Ser 2009 BANs, dtd 07/28/09	2.25	06/28/10	1.33	10,067,137
4,000	North Syracuse Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.28	4,027,268
19,000	Penn Yan Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.31	19,125,462

$6,000	Phoenix Central School District, Ser 2009 BANs, dtd 07/16/09	2.25%	07/16/10	1.41%	$6,039,200
4,000	Red Creek Central School District, Ser 2009 A BANs, dtd 07/15/09	2.25	07/15/10	1.47	4,024,155
5,000	Schroon Lake Central School District, Ser 2009 BANs, dtd 06/22/09	2.00	06/18/10	1.30	5,024,596
4,000	Sodus Central School District, Ser 2009 BANs, dtd 06/26/09	2.00	06/25/10	1.23	4,005,081
3,000	South Glens Falls Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.41	3,017,694
5,000	Wappingers Central School District, Ser 2009 TANs, dtd 07/16/09	1.50	10/30/09	0.67	5,003,269

	Ohio
20,000	City of Akron, Ser 2009 BANs, dtd 06/24/09	1.38	06/24/10	1.10	20,039,645
8,000	County of Lucas, Ser 2009 BANs, dtd 07/22/09	1.00	07/22/10	0.70	8,019,138
15,000	Township of Union, Ser 2009 BANs, dtd 09/15/09	1.25	09/14/10	0.70	15,078,014
6,000	Wadsworth City School District, Ser 2009, dtd 09/22/09	2.25	09/22/10	0.65	6,092,989

	South Carolina
4,000	Florence County School District No 1, Ser 2009 Notes, dtd 07/16/09	2.00	05/01/10	0.61	4,032,130

	Texas
62,000	County of Harris, Ser 2009 TANs, dtd 06/18/09	1.50	02/25/10	0.40	62,273,782
101,800	State of Texas, Ser 2009 TRANs, dtd 09/01/09	2.50	08/31/10	0.47	103,678,302

	Total Short-Term Municipal Notes and Bonds (Cost $482,360,094)				482,360,094

	Total Investments (Cost $6,545,973,841) (c)			99.1%	6,545,973,841
	Other Assets in Excess of Liabilities			0.9	56,487,060
	Net Assets			100.0%	$6,602,460,901

BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
GANs	Grant Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates
STARS	Short-Term Adjustable Rate Securities.
SWEEP	Statewide Easy Equipment Program.
TANs	Tax Anticipation Notes.
TRANs	Tax Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at September 30, 2009.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FSA	Financial Security Assurance Inc.

Active Assets Tax-Free Trust

Fair Valuation Measurements

9/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments
Short-Term Variable Rate Municipal Obligations	$5,526,303,747	—	$5,526,303,747	—
Tax-Exempt Commercial Paper	537,310,000	—	537,310,000	—
Short-Term Municipal Notes and Bonds	482,360,094	—	482,360,094	—
Total	$6,545,973,841	—	$6,545,973,841	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009